Credit Impairment Losses and Provisions - Summary of Impairment Losses and Provisions (Detail) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Disclosure Of Credit Impairment Loss And Provisions [Abstract]
Loans and advances to customers	£ (33)	£ 384
Recoveries of loans and advances, net of collection costs	(13)	(15)
Off-balance sheet exposures	(24)	(5)
Impairment loss on financial assets	(70)	364	[1]
Provisions for other liabilities and charges (excluding off-balance sheet credit exposures)	191	64
Provisions for residual value and voluntary termination	(1)	0
Provisions for other liabilities and charges	190	64	[1]
Total operating credit impairment loss/(release), provisions and charges	£ 120	£ 428	[1]

[1]	Adjusted to reflect the presentation of discontinued operations as set out in Note 33.